Intangible assets, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2013 Technology CNY	Dec. 31, 2012 Technology CNY	Dec. 31, 2013 Domain name CNY	Dec. 31, 2012 Domain name CNY
Intangible assets, net
Gross carrying amount		39,884	25,674		5,477	4,235	17,121	9,962	17,286	11,477
Less: accumulated amortization		(10,207)	(5,643)		(3,209)	(1,808)	(4,054)	(1,659)	(2,944)	(2,176)
Less: impairment					(550)	(550)
Intangible assets, net	4,811	29,127	19,481
Amortization of acquired intangible assets	777	4,707	3,369	1,211
Estimated amortization expenses
2014					1,263		3,424		1,171
2015					335		3,424		1,149
2016					68		3,424		1,141
2017					33		1,806		1,141
2018					19		989		1,141
Weighted average amortization periods of intangible assets
Weighted average amortization period					3 years	3 years	5 years	5 years	15 years	15 years